LVIP MFS International Growth Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.29%
Australia–0.73%
Aristocrat Leisure Ltd.	296,406	$ 6,250,191
WiseTech Global Ltd.	103,007	3,365,500
		9,615,691
Brazil–0.16%
Hypera SA	259,824	2,142,903
		2,142,903
Canada–9.34%
Agnico Eagle Mines Ltd.	418,200	17,668,333
Canadian National Railway Co.	210,391	22,720,124
Canadian Pacific Railway Ltd.	259,494	17,322,143
Element Fleet Management Corp.	2,087,051	24,627,308
Franco-Nevada Corp.	162,987	19,468,531
Ritchie Bros Auctioneers, Inc.	333,196	20,818,870
		122,625,309
China–1.34%
†Alibaba Group Holding Ltd.	498,200	4,971,705
Kingsoft Corp. Ltd.	476,000	1,259,466
Ping An Insurance Group Co. of China Ltd. Class H	465,500	2,322,284
Tencent Holdings Ltd.	158,700	5,360,300
Yum China Holdings, Inc.	79,174	3,750,809
		17,664,564
Denmark–1.45%
Novo Nordisk AS Class B	190,991	19,026,103
		19,026,103
France–16.25%
Air Liquide SA	207,247	23,688,141
Capgemini SE	80,912	12,954,045
Dassault Systemes SE	272,067	9,393,128
EssilorLuxottica SA	248,870	33,827,111
Kering SA	33,805	14,994,157
LVMH Moet Hennessy Louis Vuitton SE	81,647	48,137,004
Pernod Ricard SA	173,569	31,841,946
Schneider Electric SE	341,127	38,530,553
		213,366,085
Germany–8.56%
Bayer AG	388,984	17,922,246
Deutsche Boerse AG	128,953	21,138,835
GEA Group AG	465,679	15,070,749
SAP SE	530,654	43,245,719
Symrise AG	154,459	15,061,663
		112,439,212
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong–4.07%
AIA Group Ltd.	6,004,200	$ 49,990,387
China Resources Gas Group Ltd.	1,084,200	3,437,602
		53,427,989
India–2.00%
HDFC Bank Ltd. ADR	203,393	11,882,219
ITC Ltd.	1,343,366	5,459,751
Reliance Industries Ltd.	185,455	5,382,289
UPL Ltd.	431,658	3,540,886
		26,265,145
Ireland–1.65%
†Flutter Entertainment PLC	197,940	21,719,504
		21,719,504
Israel–0.56%
†Nice Ltd. Sponsored ADR	39,292	7,396,326
		7,396,326
Italy–1.29%
Prysmian SpA	590,518	16,914,719
		16,914,719
Japan–9.82%
AEON Financial Service Co. Ltd.	879,700	8,729,637
Hitachi Ltd.	1,197,800	50,973,658
Kao Corp.	226,300	9,208,222
Koito Manufacturing Co. Ltd.	423,400	5,788,752
Kose Corp.	68,600	7,072,958
Nitto Denko Corp.	150,800	8,165,179
Oracle Corp. Japan	106,500	5,645,041
Showa Denko KK	415,800	5,910,198
Sugi Holdings Co. Ltd.	145,900	5,859,053
Terumo Corp.	468,000	13,155,576
Z Holdings Corp.	3,176,600	8,420,098
		128,928,372
Mexico–0.45%
Grupo Financiero Banorte SAB de CV Class O	556,298	3,563,545
Wal-Mart de Mexico SAB de CV	657,089	2,307,699
		5,871,244
Netherlands–3.64%
Akzo Nobel NV	194,648	11,030,692
ASML Holding NV	24,236	10,040,461
†Just Eat Takeaway.com NV	84,389	1,309,021
†Prosus NV	110,116	5,728,961
LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
†QIAGEN NV	474,690	$ 19,768,229
		47,877,364
Peru–0.32%
Credicorp Ltd.	33,855	4,157,394
		4,157,394
Republic of Korea–0.41%
Amorepacific Corp.	36,060	2,542,559
NAVER Corp.	21,899	2,917,302
		5,459,861
Singapore–2.24%
DBS Group Holdings Ltd.	1,269,300	29,363,173
		29,363,173
Spain–0.82%
†Amadeus IT Group SA	232,780	10,792,291
		10,792,291
Sweden–2.63%
Assa Abloy AB Class B	814,752	15,265,236
Swedish Match AB	1,949,768	19,286,575
		34,551,811
Switzerland–15.01%
Alcon, Inc.	74,263	4,313,599
Nestle SA	648,218	70,109,516
Novartis AG	557,453	42,498,500
Roche Holding AG	212,300	69,110,566
Sika AG	55,316	11,118,056
		197,150,237
Taiwan–1.59%
Delta Electronics, Inc.	827,000	6,568,960
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	208,526	$ 14,296,542
		20,865,502
United Kingdom–12.96%
AVEVA Group PLC	94,547	3,262,083
Burberry Group PLC	608,374	12,152,562
Diageo PLC	907,494	38,199,591
Experian PLC	668,499	19,568,694
Linde PLC	154,609	41,857,684
London Stock Exchange Group PLC	108,570	9,168,613
†Ocado Group PLC	207,910	1,078,943
Reckitt Benckiser Group PLC	540,735	35,840,693
†Rolls-Royce Holdings PLC	11,840,358	9,067,945
		170,196,808
United States–1.00%
Ingersoll Rand, Inc.	302,797	13,098,998
		13,098,998
Total Common Stock (Cost $1,113,882,745)		1,290,916,605

MONEY MARKET FUND–1.26%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 2.94%)	16,523,530	16,523,530
Total Money Market Fund (Cost $16,523,530)		16,523,530

TOTAL INVESTMENTS–99.55% (Cost $1,130,406,275)	1,307,440,135
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.45%	5,865,242
NET ASSETS APPLICABLE TO 84,053,319 SHARES OUTSTANDING–100.00%	$1,313,305,377

Δ Securities have been classified by country of origin.
† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes.
LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$9,615,691	$—	$9,615,691
Brazil	2,142,903	—	—	2,142,903
Canada	122,625,309	—	—	122,625,309
China	2,504,893	15,159,671	—	17,664,564
Denmark	—	19,026,103	—	19,026,103
France	—	213,366,085	—	213,366,085
Germany	—	112,439,212	—	112,439,212
Hong Kong	—	53,427,989	—	53,427,989
India	11,882,219	14,382,926	—	26,265,145
Ireland	—	21,719,504	—	21,719,504
Israel	7,396,326	—	—	7,396,326
Italy	—	16,914,719	—	16,914,719
Japan	—	128,928,372	—	128,928,372
Mexico	5,871,244	—	—	5,871,244
Netherlands	—	47,877,364	—	47,877,364
Peru	4,157,394	—	—	4,157,394
Republic of Korea	—	5,459,861	—	5,459,861
Singapore	—	29,363,173	—	29,363,173
Spain	—	10,792,291	—	10,792,291
Sweden	—	34,551,811	—	34,551,811
Switzerland	—	197,150,237	—	197,150,237
Taiwan	14,296,542	6,568,960	—	20,865,502
United Kingdom	—	170,196,808	—	170,196,808
United States	13,098,998	—	—	13,098,998
Money Market Fund	16,523,530	—	—	16,523,530
Total Investments	$200,499,358	$1,106,940,777	$—	$1,307,440,135
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at September 30, 2022, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP MFS International Growth Fund–4